TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
Schedule of Composition of Trade Receivables
(a)	Composition:

	New Israeli Shekels
	December 31
	2016	2017
	In millions
Trade (current and non-current)	1,545	1,260
Deferred interest income (note 2(n))	(32)	(27)
Allowance for doubtful accounts	(190)	(193)
	1,323	1,040
Current	990	808
Non – current	333	232

Schedule of Allowance for Doubtful Accounts
The changes in the allowance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	New Israeli Shekels
	Year ended
	2015	2016	2017
	In millions
Balance at beginning of year	166	169	190
Receivables written-off during the year as uncollectible	(61)	(61)	(49)
Charge or expense during the year	64	82	52
Balance at end of year	169	190	193

Schedule of Aging of Gross Trade Receivables
The aging of gross trade receivables and their respective allowance for doubtful accounts as of December 31, 2016 and 2017 is as follows:

	New Israeli Shekels
	December 31
	2016		2017
	In millions
	Gross	Allowance	Gross	Allowance
Less than one year	1,420	101	1,089	69
More than one year	125	89	171	124
	1,545	190	1,260	193